Shareholders' Equity (Details) - $ / shares	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Representative shares outstanding	3,403,438	3,012,183	2,112,827	3,449,317	3,227,085	3,200,004
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares authorized	200,000,000		200,000,000	200,000,000		200,000,000	200,000,000
Ordinary stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Voting rights				Holders of Class A ordinary shares are entitled to one vote for each share.
Ordinary stock, shares issued	1,816,900		1,359,487	1,816,900		1,413,205	1,359,487
Ordinary stock, shares outstanding	1,816,900		1,359,487	1,816,900		1,413,205	1,359,487
Ordinary shares subject to possible redemption	6,233,100		6,690,513	6,233,100		6,636,795	6,690,513
Common stock conversion basis issued and outstanding percentage				20.00%		20.00%
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares authorized	20,000,000		20,000,000	20,000,000		20,000,000	20,000,000
Ordinary stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Voting rights				Holders of the Class B ordinary shares are entitled to one vote for each share.
Ordinary stock, shares issued	2,082,500		2,082,500	2,082,500		2,082,500	2,082,500
Ordinary stock, shares outstanding	2,082,500		2,082,500	2,082,500		2,082,500	2,082,500
Representative shares outstanding	70,000			70,000		70,000
Representative shares outstanding							70,000